Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 24,904	$ 41,229
Recognized on adoption of IFRS 16	2,651
Changes in cash flows	(14,888)	(16,266)
Foreign exchange adjustments	1,033	(125)
Acquisition of PP&E by means of a lease	476	61
Other changes	8	5
Balance at December 31	14,184	24,904
Interest-bearing loans and borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	24,814	41,151
Recognized on adoption of IFRS 16
Changes in cash flows	(14,462)	(16,220)
Foreign exchange adjustments	1,004	(117)
Acquisition of PP&E by means of a lease
Other changes
Balance at December 31	11,356	24,814
Financial lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	90	78
Recognized on adoption of IFRS 16	2,651
Changes in cash flows	(426)	(46)
Foreign exchange adjustments	29	(8)
Acquisition of PP&E by means of a lease	476	61
Other changes	8	5
Balance at December 31	$ 2,828	$ 90